Common Stock (Details) - Schedule of common stock for the potential conversion of outstanding preferred stock and exercise of stock options - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock (Details) - Schedule of common stock for the potential conversion of outstanding preferred stock and exercise of stock options [Line Items]
Total	40,885,655	42,105,076	42,404,286
Preferred stock, as converted [Member]
Common Stock (Details) - Schedule of common stock for the potential conversion of outstanding preferred stock and exercise of stock options [Line Items]
Total	35,537,077	36,756,498	36,756,498
Options to purchase common stock [Member]
Common Stock (Details) - Schedule of common stock for the potential conversion of outstanding preferred stock and exercise of stock options [Line Items]
Total	3,814,659	3,814,659	2,307,640
Series D warrants [Member]
Common Stock (Details) - Schedule of common stock for the potential conversion of outstanding preferred stock and exercise of stock options [Line Items]
Total	183,438	183,438	183,438
Remaining shares reserved for future issuance [Member]
Common Stock (Details) - Schedule of common stock for the potential conversion of outstanding preferred stock and exercise of stock options [Line Items]
Total	1,350,481	1,350,481	3,156,710